Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to named executives and company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the company’s compensation philosophy and how the company aligns executive compensation with its financial and operational performance, refer to the Overview of Our Incentive Compensation Program section of this proxy statement. We refer collectively to awards of RSUs, PSUs, performance shares and stock options as equity awards in this Pay versus Performance section.

				AVERAGE SUMMARY	AVERAGE		VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR (a)(1)	SUMMARY COMPENSATION TABLE FOR PEO (b)(1)	COMPENSATION ACTUALLY PAID TO PEO (c)(1)(2)		COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVES (d)(1)	COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVES (e)(1)(2)		TOTAL SHAREHOLDER RETURN (f)	PEER GROUP TOTAL SHAREHOLDER RETURN (g)(6)	NET INCOME ($M) (h)	COMPANY-SELECTED PERFORMANCE MEASURE: FREE CASH FLOW* ($M) (i)(7)
2022	$8,198,024	$(23,798,500)		$8,969,318	$3,579,820	(3)	$95	$127	$292	$4,758
2021	$22,663,449	$21,302,944	(4)	$8,584,656	$7,655,599	(4)	$107	$134	$(6,591)	$1,889
2020	$73,192,032	$115,891,919	(5)	$14,595,432	$15,948,471	(5)	$97	$111	$5,546	$635

(1)	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini and Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes and Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

(2)	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.
(3)	The 2022 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2022 SUMMARY COMPENSATION TABLE	$8,198,024	$8,969,318
Less, value of equity awards reported in the Summary Compensation Table	5,000,021	5,650,966
Add, year-end value of equity awards granted in 2022 that are unvested and outstanding	0	2,477,808
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(27,432,952)	(2,103,904)
Add, fair market value of equity awards granted in 2022 and that vested in 2022	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022	0	(245,204)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2022	0	0
Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards	0	21
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	151,653	26,279
Add, service cost for defined benefit and pension plans	588,102	159,026
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2022	$(23,798,500)	$3,579,820

(4)	The 2021 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2021 SUMMARY COMPENSATION TABLE	$22,663,449	$8,584,656
Less, value of equity awards reported in the Summary Compensation Table	14,999,996	4,975,039
Add, year-end value of equity awards granted in 2021 that are unvested and outstanding	19,784,448	5,208,170
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(5,540,473)	(1,419,958)
Add, fair market value of equity awards granted in 2021 and that vested in 2021	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021	0	277,481
Less, prior year-end fair value of prior year equity awards that failed to vest in 2021	0	0
Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards	0	247
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	943,153	202,512
Add, service cost for defined benefit and pension plans	338,669	182,553
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2021	$21,302,944	$7,655,599

(5)	The 2020 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:

	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2020 SUMMARY COMPENSATION TABLE	$73,192,032	$14,595,432
Less, value of equity awards reported in the Summary Compensation Table	72,054,874	9,713,809
Add, year-end value of equity awards granted in 2020 that are unvested and outstanding	144,077,163	12,576,780
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(4,688,606)	(388,190)
Add, fair market value of equity awards granted in 2020 and that vested in 2020	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020	0	(407,968)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2020	24,537,500	0
Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards	0	1,051
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	463,799	765,112
Add, service cost for defined benefit and pension plans	367,503	50,287
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2020	$115,891,919	$15,948,471

(6)	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our annual report on Form 10-K for 2022 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
(7)	Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2022 to the company’s performance. Free cash flow is a non-GAAP financial measure. For information on why GE reports free cash flow and how it is calculated, refer to the Explanation of Non-GAAP Financial Measures and Performance Metrics section of this proxy statement.

Company Selected Measure Name		FREE CASH FLOW
Named Executive Officers, Footnote [Text Block]	The named executives included in the above table were:
YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini and Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes and Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

Peer Group Issuers, Footnote [Text Block]		As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our annual report on Form 10-K for 2022 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount	[1]	$ 8,198,024		$ 22,663,449		$ 73,192,032
PEO Actually Paid Compensation Amount	[1],[2]	$ (23,798,500)		$ 21,302,944	[3]	$ 115,891,919	[4]
Adjustment To PEO Compensation, Footnote [Text Block]	The 2022 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2022 SUMMARY COMPENSATION TABLE	$8,198,024	$8,969,318
Less, value of equity awards reported in the Summary Compensation Table	5,000,021	5,650,966
Add, year-end value of equity awards granted in 2022 that are unvested and outstanding	0	2,477,808
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(27,432,952)	(2,103,904)
Add, fair market value of equity awards granted in 2022 and that vested in 2022	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022	0	(245,204)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2022	0	0
Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards	0	21
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	151,653	26,279
Add, service cost for defined benefit and pension plans	588,102	159,026
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2022	$(23,798,500)	$3,579,820

The 2021 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2021 SUMMARY COMPENSATION TABLE	$22,663,449	$8,584,656
Less, value of equity awards reported in the Summary Compensation Table	14,999,996	4,975,039
Add, year-end value of equity awards granted in 2021 that are unvested and outstanding	19,784,448	5,208,170
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(5,540,473)	(1,419,958)
Add, fair market value of equity awards granted in 2021 and that vested in 2021	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021	0	277,481
Less, prior year-end fair value of prior year equity awards that failed to vest in 2021	0	0
Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards	0	247
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	943,153	202,512
Add, service cost for defined benefit and pension plans	338,669	182,553
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2021	$21,302,944	$7,655,599

The 2020 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2020 SUMMARY COMPENSATION TABLE	$73,192,032	$14,595,432
Less, value of equity awards reported in the Summary Compensation Table	72,054,874	9,713,809
Add, year-end value of equity awards granted in 2020 that are unvested and outstanding	144,077,163	12,576,780
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(4,688,606)	(388,190)
Add, fair market value of equity awards granted in 2020 and that vested in 2020	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020	0	(407,968)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2020	24,537,500	0
Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards	0	1,051
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	463,799	765,112
Add, service cost for defined benefit and pension plans	367,503	50,287
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2020	$115,891,919	$15,948,471

Non-PEO NEO Average Total Compensation Amount	[1]	$ 8,969,318		$ 8,584,656		$ 14,595,432
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,579,820	[5]	$ 7,655,599	[3]	$ 15,948,471	[4]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The 2022 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2022 SUMMARY COMPENSATION TABLE	$8,198,024	$8,969,318
Less, value of equity awards reported in the Summary Compensation Table	5,000,021	5,650,966
Add, year-end value of equity awards granted in 2022 that are unvested and outstanding	0	2,477,808
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(27,432,952)	(2,103,904)
Add, fair market value of equity awards granted in 2022 and that vested in 2022	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022	0	(245,204)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2022	0	0
Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards	0	21
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	151,653	26,279
Add, service cost for defined benefit and pension plans	588,102	159,026
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2022	$(23,798,500)	$3,579,820

The 2021 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2021 SUMMARY COMPENSATION TABLE	$22,663,449	$8,584,656
Less, value of equity awards reported in the Summary Compensation Table	14,999,996	4,975,039
Add, year-end value of equity awards granted in 2021 that are unvested and outstanding	19,784,448	5,208,170
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(5,540,473)	(1,419,958)
Add, fair market value of equity awards granted in 2021 and that vested in 2021	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021	0	277,481
Less, prior year-end fair value of prior year equity awards that failed to vest in 2021	0	0
Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards	0	247
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	943,153	202,512
Add, service cost for defined benefit and pension plans	338,669	182,553
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2021	$21,302,944	$7,655,599

The 2020 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2020 SUMMARY COMPENSATION TABLE	$73,192,032	$14,595,432
Less, value of equity awards reported in the Summary Compensation Table	72,054,874	9,713,809
Add, year-end value of equity awards granted in 2020 that are unvested and outstanding	144,077,163	12,576,780
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(4,688,606)	(388,190)
Add, fair market value of equity awards granted in 2020 and that vested in 2020	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020	0	(407,968)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2020	24,537,500	0
Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards	0	1,051
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	463,799	765,112
Add, service cost for defined benefit and pension plans	367,503	50,287
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2020	$115,891,919	$15,948,471

Equity Valuation Assumption Difference, Footnote [Text Block]
(2)	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below depicts compensation actually paid and the cumulative TSR of GE and the S&P 500 Industrials Index for the three years shown.  A significant portion of our executive compensation program is comprised of equity awards, and compensation actually paid for such years was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. In addition, our TSR performance being below that of the peer group, the S&P 500 Industrials Index, adversely affected our named executives’ equity award compensation in two of the years shown. Under those awards’ respective terms, our TSR performance resulted in the cancellation of the 2020 PSU awards, which had no payout due to three-year TSR performance, and a downward adjustment to the value of the 2021 PSU awards, for which three-year TSR performance is a modifier.

COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN (TSR)

Compensation Actually Paid vs. Net Income [Text Block]

Net income is not a financial performance measure that we use in the compensation program design for our named executives. Accordingly, there is not a direct relationship between the compensation actually paid to our named executives and net income. In addition, a meaningful portion of incentive compensation for our named executives who are leaders of business units is tied to the financial performance of their respective individual business units, rather than enterprise-wide performance measures such as net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

A significant portion of our compensation program is linked to our free cash flow performance for the total company and the business units, as described in the Compensation Discussion & Analysis section of this proxy statement. While our free cash flow performance improved sequentially in each of the three years shown, there is not a direct relationship with compensation actually paid because compensation actually paid more strongly reflects the required adjustments for equity award valuations under SEC rules.

Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL
PERFORMANCE MEASURES

The financial performance measures to the right represent the most important financial performance measures that were used to determine the compensation actually paid to our named executives in 2022.

Most Important Financial Performance Measures
Free Cash Flow*
Organic Revenue Growth*
Profit or Adjusted Profit* (as applicable)
Organic Margin Expansion*
Adjusted Earnings per Share*

*	Non-GAAP Financial Measure

Total Shareholder Return Amount		$ 95		$ 107		$ 97
Peer Group Total Shareholder Return Amount	[6]	127		134		111
Net Income (Loss)		$ 292,000,000		$ (6,591,000,000)		$ 5,546,000,000
Company Selected Measure Amount	[7]	4,758		1,889		635
PEO Name		H. Lawrence Culp, Jr.		H. Lawrence Culp, Jr.		H. Lawrence Culp, Jr.
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. The calculation of compensation actually paid in each of the years shown reflects required adjustments to equity award valuations under SEC rules, which were in turn impacted by our stock price performance and cancellation of performance-based awards that did not meet their established thresholds. When the committee selected performance measures in support of the design of our 2022 executive compensation programs, it focused on factors that it believes will further the company’s and business units’ goals for the year, align with GE’s long-term strategic objectives and contribute to the creation of long-term shareholder value, including our ability to generate free cash flow, organic revenue growth, profit or adjusted profit (as applicable) and organic margin expansion, as well as our adjusted earnings per share and operational measures such as safety performance. For more information about these factors and decisions that informed the 2022 compensation of our named executive officers, see the Compensation Discussion & Analysis section of this proxy statement.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Free Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Organic Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Profit or Adjusted Profit* (as applicable)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Organic Margin Expansion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[8]	Adjusted Earnings per Share
PEO [Member] | Less, value of equity awards reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,000,021		$ 14,999,996		$ 72,054,874
PEO [Member] | Add, year-end value of equity awards granted in 2022 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(27,432,952)		(5,540,473)		(4,688,606)
PEO [Member] | Add, fair market value of equity awards granted in 2022 and that vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		151,653		943,153		463,799
PEO [Member] | Add, service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		588,102		338,669		367,503
PEO [Member] | Add, prior service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Add, year-end value of equity awards granted in 2021 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				19,784,448
PEO [Member] | Add, fair market value of equity awards granted in 2021 and that vested in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Add, year-end value of equity awards granted in 2020 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						144,077,163
PEO [Member] | Add, fair market value of equity awards granted in 2020 and that vested in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						24,537,500
PEO [Member] | Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Less, value of equity awards reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,650,966		4,975,039		9,713,809
Non-PEO NEO [Member] | Add, year-end value of equity awards granted in 2022 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,477,808
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,103,904)		(1,419,958)		(388,190)
Non-PEO NEO [Member] | Add, fair market value of equity awards granted in 2022 and that vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(245,204)
Non-PEO NEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21
Non-PEO NEO [Member] | Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,279		202,512		765,112
Non-PEO NEO [Member] | Add, service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		159,026		182,553		50,287
Non-PEO NEO [Member] | Add, prior service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0		0		0
Non-PEO NEO [Member] | Add, year-end value of equity awards granted in 2021 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,208,170
Non-PEO NEO [Member] | Add, fair market value of equity awards granted in 2021 and that vested in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				277,481
Non-PEO NEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 247
Non-PEO NEO [Member] | Add, year-end value of equity awards granted in 2020 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						12,576,780
Non-PEO NEO [Member] | Add, fair market value of equity awards granted in 2020 and that vested in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(407,968)
Non-PEO NEO [Member] | Less, prior year-end fair value of prior year equity awards that failed to vest in 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 1,051

[1]	The named executives included in the above table were:
YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini and Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes and Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

[2]
(2)	The assumptions we used to calculate the values for RSU awards, PSU awards and performance share awards included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions we used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards; we used a Black-Scholes value as of the applicable year-end or vesting date(s), determined using the same methodology we use to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current market price and (b) a reduced expected life, given applicable time lapsed since grant date.

[3]	The 2021 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2021 SUMMARY COMPENSATION TABLE	$22,663,449	$8,584,656
Less, value of equity awards reported in the Summary Compensation Table	14,999,996	4,975,039
Add, year-end value of equity awards granted in 2021 that are unvested and outstanding	19,784,448	5,208,170
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(5,540,473)	(1,419,958)
Add, fair market value of equity awards granted in 2021 and that vested in 2021	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2021	0	277,481
Less, prior year-end fair value of prior year equity awards that failed to vest in 2021	0	0
Add, dividends and dividend equivalent payments paid during 2021 on unvested equity awards	0	247
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	943,153	202,512
Add, service cost for defined benefit and pension plans	338,669	182,553
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2021	$21,302,944	$7,655,599

[4]	The 2020 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2020 SUMMARY COMPENSATION TABLE	$73,192,032	$14,595,432
Less, value of equity awards reported in the Summary Compensation Table	72,054,874	9,713,809
Add, year-end value of equity awards granted in 2020 that are unvested and outstanding	144,077,163	12,576,780
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(4,688,606)	(388,190)
Add, fair market value of equity awards granted in 2020 and that vested in 2020	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2020	0	(407,968)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2020	24,537,500	0
Add, dividends and dividend equivalent payments paid during 2020 on unvested equity awards	0	1,051
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	463,799	765,112
Add, service cost for defined benefit and pension plans	367,503	50,287
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2020	$115,891,919	$15,948,471

[5]	The 2022 compensation actually paid to our PEO and the average compensation actually paid of our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON-PEOs
TOTAL REPORTED IN 2022 SUMMARY COMPENSATION TABLE	$8,198,024	$8,969,318
Less, value of equity awards reported in the Summary Compensation Table	5,000,021	5,650,966
Add, year-end value of equity awards granted in 2022 that are unvested and outstanding	0	2,477,808
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(27,432,952)	(2,103,904)
Add, fair market value of equity awards granted in 2022 and that vested in 2022	0	0
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2022	0	(245,204)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2022	0	0
Add, dividends and dividend equivalent payments paid during 2022 on unvested equity awards	0	21
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	151,653	26,279
Add, service cost for defined benefit and pension plans	588,102	159,026
Add, prior service cost for defined benefit and pension plans	0	0
Compensation Actually Paid for Fiscal Year 2022	$(23,798,500)	$3,579,820

[6]	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our annual report on Form 10-K for 2022 in accordance with Regulation S-K Item 201(e). For GE and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
[7]	Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2022 to the company’s performance. Free cash flow is a non-GAAP financial measure. For information on why GE reports free cash flow and how it is calculated, refer to the Explanation of Non-GAAP Financial Measures and Performance Metrics section of this proxy statement.
[8]	Non-GAAP Financial Measure